INVENTORIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Inventories [Line Items]
Inventories	$ 27,310	$ 21,157	[1]	$ 16,223	[1]
Cost of sales	21,142	23,539	[2]	23,928	[2]
Cost of inventory
Inventories [Line Items]
Cost of sales	19,100	23,500		24,000
Adjustment for net realisable value
Inventories [Line Items]
Inventories	$ (2,448)	$ (646)		$ (931)

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.